Earnings per share (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Profit attributable to the Parent	R$ 12,766,035	R$ 13,365,506	R$ 9,449,313
Diluted Earnings Per Shares Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	R$ 1,602.61	R$ 1,688.90	R$ 1,121.49
Preferred shares	1,762.87	1,878.82	1,329.71
Net Profit Attributable Diluted Brazilian Reais [Member]
IfrsStatementLineItems [Line Items]
Common shares	6,304,861	6,565,712	4,938,874
Preferred shares	6,461,174	6,799,794	4,510,439
Weighted Average Shares Outstanding In Thousands Diluted [Member]
IfrsStatementLineItems [Line Items]
Common shares	3,934,128	3,887,558	4,403,869
Preferred shares	R$ 3,665,150	R$ 3,660,144	R$ 3,656,223